Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Risk management and strategy

Our cybersecurity risk management program includes:

i.
Implementation of cybersecurity processes, policies, and governance frameworks.
ii.
Investment in IT security including third party providers that assist in our cybersecurity needs.
iii.
Training sessions to avoid and combat cybersecurity threats.
iv.
Board and management oversight of cybersecurity risks and threats.

The program is following recognized best practices and standards as set by the U.S. National Institute of Standards and Technology together with established policies and procedures for all key aspects of our cybersecurity program including policies and plans to combat threats and risks affecting our business.

A third-party consultant has been engaged to help integrate the information security management system to protect the Company’s operations risk and vulnerability. Assessments are conducted to identify cybersecurity weaknesses and recommend enhancements. In addition, 24/7 cybersecurity services are provided including continuous monitoring, detecting and providing alerts for any potential threats and attacks, using our security information and event management system.

The Company leverages several third-party tools and technologies as part of its efforts to enhance its cybersecurity functions and performs annual disaster recovery tabletop exercises with its managed disaster recovery site provider to prepare for a cyberattack on the IT infrastructure. As part of its established cybersecurity governance framework, the Company also assesses potential cybersecurity threats related to the third-party providers and counterparties. The Company regularly provides cybersecurity awareness trainings and performs phishing campaigns to assess awareness and readiness.

Governance

The board of directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The board of directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

Cybersecurity Threats

For the year ended December 31, 2024 through the date of this annual report, there were no security incidents/breaches in 2024 leading to material risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition. Please also see Item 3. Key Information—D. Risk Factors—“Security breaches and disruptions to our information technology infrastructure could interfere with our operations and expose us to liability which could have a material adverse effect on our business, financial condition, cash flows and results of operations”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	cybersecurity risk management program includes: i. Implementation of cybersecurity processes, policies, and governance frameworks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

The board of directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The board of directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The board of directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.